Severance, acquisition and other costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Severance	$ (383)	$ (134)
Acquisition and other	(71)	(66)
Total severance, acquisition and other costs	$ (454)	$ (200)